Investment Risks	Mar. 31, 2026
TWEEDY, BROWNE INTERNATIONAL VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell shares of the Fund, they may be worth less than what you paid for them; you may lose money by investing in the Fund.
TWEEDY, BROWNE INTERNATIONAL VALUE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
TWEEDY, BROWNE INTERNATIONAL VALUE FUND | Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements. Equity securities may experience significant volatility.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. The Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer.

There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Management Risk. If the strategies used and investments selected by the Adviser’s Investment Committee fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND | Risk of Loss [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Loss. You could lose money on your investment in the Fund, and the Fund could underperform other investments.
TWEEDY, BROWNE INTERNATIONAL VALUE FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The Fund invests to a great extent in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks, which are more pronounced in emerging markets, include, among others:

› changes in currency exchange rates, which can lower performance in U.S. dollar terms;

› exchange rate controls (which may include an inability to transfer currency from a given country);

› costs incurred in conversions between currencies;

› non-negotiable brokerage commissions;

› less publicly available information;

› not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing, corporate governance and financial reporting;

› greater market volatility;

› lower trading volume and/or liquidity;

› delayed settlements;

› difficulty in enforcing obligations and contractual and other rights in foreign countries;

› less securities regulation;

› different tax provisions (including withholding on interest and dividends paid to the Fund);

› less well-established contract law;

› unrecoverable withholding and transfer taxes;

› war;

› seizure; and

› political and social instability and diplomatic developments.

The value of the foreign securities held by the Fund will be affected by changes in currency exchange rates or currency control regulations. The share price of the Fund will reflect the movements of the different securities in which it is invested, and, to the degree not hedged, the foreign currencies in which its investments are denominated. Currency exchange rates may fluctuate significantly over short periods of time, and the Fund’s investments may be negatively impacted by foreign currency exchange rate fluctuations. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in, or otherwise economically tied to, emerging countries. The securities markets of most emerging countries are relatively less liquid, developed and efficient, are subject to greater price volatility, have smaller market capitalizations, have more or less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

In addition, the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, events or developments that interrupt the global supply chain, such as pandemic risks, the adoption or prolongation of protectionist trade policies or tariffs by one or more countries, changes in economic or monetary policy in the U.S. or abroad, inflation, the outbreak of war or hostilities (including international responses such as sanctions), or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future companies and adversely affect the revenues and profitability of companies whose businesses rely on goods imported from such impacted jurisdictions.

Furthermore, conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe, between Israel and Hamas in the Middle East, as well as the war in Iran and the recent operations of the United States in Venezuela could have severe adverse effects on the related regions, including significant adverse effects on the regional or global economies and the markets for certain securities. Those events might particularly affect companies in emerging countries.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND | Risks of Investing in Europe [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Europe. The Fund invests in European securities. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Securities of issuers that are located in, or have significant operations in or exposure to, member states of the European Union (the “EU”) are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility, economic and financial difficulties, and other adverse trends in recent years. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, and adverse changes in the value and exchange rate of the euro and other currencies, may adversely affect the value of investments held by the Fund.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. In addition to the risks relating to foreign securities, securities of issuers located in, or otherwise economically tied to, emerging markets may entail risks relating to expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, lack of hedging instruments, and restrictions on repatriation of capital invested. Economic or political crises may detrimentally affect investments in emerging markets. Emerging market countries may experience substantial rates of inflation or deflation. The economies of developing countries tend to be dependent upon international trade. Emerging markets countries may have less established legal, accounting, and financial reporting systems than those in more developed markets, which may result in there being little financial information available about emerging market issuers. Additionally, governments in emerging markets countries may be less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it may be more difficult for shareholders to bring derivative litigation or for U.S. regulators to bring enforcement actions against issuers in emerging markets. Other risks include a high concentration of investors, financial intermediaries, and market capitalization and trading volume in a small number of issuers and industries; vulnerability to changes in commodity prices due to overdependence on exports, including gold and natural resources, overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable securities custodial services and settlement practices. For all of these reasons, investments in emerging markets may be considered speculative.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND | Mid, Small and Micro Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid, Small and Micro Capitalization Companies Risk. The Fund invests in mid-, small- and micro-cap companies. Mid-, small- and micro-cap companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. As a result, the purchase or sale of more than a limited number of shares of a smaller capitalization company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller capitalization company stocks may not be well known to the investing public. These risks are more pronounced for micro-cap companies. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND | Currency Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Hedging Risk. The Fund’s practice of hedging perceived exposure to foreign currencies where practicable, based on the Adviser’s judgment of such exposure, tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the Fund’s and the portfolio’s investments are denominated. Conversely, this practice tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the Fund’s and the portfolio’s investments are denominated. Because the Fund’s currency hedging techniques involve the use of derivative instruments such as forward currency contracts, the Fund is also subject to the risk of possible default by the other party to those instruments. The use of currency hedging techniques may impose costs on the Fund. The Adviser may be incorrect in its assessment of the Fund’s exposure to one or more foreign currencies. As a result of practical considerations, fluctuations in a security’s prices, and fluctuations in currencies, the Fund’s hedges are generally expected to approximate, but will generally not equal, the Fund’s perceived foreign currency exposure. The Fund generally intends to execute currency hedging transactions with one counterparty or a limited number of counterparties. As a result, the Fund anticipates that one counterparty or a limited number of counterparties will generally be the only or most significant counterparties with which it will enter into currency hedging transactions. The anticipated concentration of the Fund’s currency hedging transactions with one counterparty or a limited number of counterparties increases counterparty concentration risk with respect to these transactions, and any default by such counterparties or negative development with such counterparties would have a disproportionally negative impact on the Fund.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. While inflation and/or a more normalized interest rate environment relative to the past decade may create more opportunities for a value focused investment strategy, there can be no guarantee or certainty that any such opportunities will be captured or will be realized. Although inflation generally decelerated throughout 2025 due to central bank monetary tightening, including maintaining elevated interest rates, it remains above target levels set by central banks, including the Federal Reserve. Despite three interest rate cuts by the Federal Reserve in the latter part of the year, rates remain elevated relative to the interest rate environment prior to the inflationary spike in 2022 – 2023. The Federal Reserve has also indicated its intent to maintain higher interest rates in the near term. While our value-focused investment strategy benefits from more normalized interest rates, higher borrowing costs may strain our existing portfolio companies, potentially leading to nonperformance. Rising interest rates can dampen consumer spending and slow corporate profit growth, negatively impacting our portfolio companies, particularly those vulnerable to economic downturns or recessions. Additionally, adverse economic conditions may erode the value of our investments. It remains difficult to predict the full impact of recent and any future changes with respect to interest rates or inflation.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. To the extent that the Fund focuses its investments in the securities of issuers in one or more sectors, the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as adverse economic, business, political, environmental, or other developments.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND | Affiliated Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Funds Risk. The Fund’s Adviser serves as investment adviser to certain Tweedy, Browne affiliated funds, including exchange-traded funds (the “Affiliated Funds”). The Adviser’s selection to invest a portion of the Fund’s assets in an Affiliated Fund may present a conflict of interest. The Adviser may prefer to invest in an Affiliated Fund because the investment may be beneficial to the Adviser in managing the Affiliated Fund by helping the Affiliated Fund achieve economies of scale or by enhancing cash flows to the Affiliated Fund.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell shares of the Fund, they may be worth less than what you paid for them; you may lose money by investing in the Fund.
TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. The Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer.

There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Management Risk. If the strategies used and investments selected by the Adviser’s Investment Committee fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | Risk of Loss [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Loss. You could lose money on your investment in the Fund, and the Fund could underperform other investments.
TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The Fund invests to a great extent in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks, which are more pronounced in emerging markets, include, among others:

› changes in currency exchange rates, which can lower performance in U.S. dollar terms;

› exchange rate controls (which may include an inability to transfer currency from a given country);

› costs incurred in conversions between currencies;

› non-negotiable brokerage commissions;

› less publicly available information;

› not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing, corporate governance and financial reporting;

› greater market volatility;

› lower trading volume and/or liquidity;

› delayed settlements;

› difficulty in enforcing obligations and contractual and other rights in foreign countries;

› less securities regulation;

› different tax provisions (including withholding on interest and dividends paid to the Fund);

› less well-established contract law;

› unrecoverable withholding and transfer taxes;

› war;

› seizure; and

› political and social instability and diplomatic developments.

The value of the foreign securities held by the Fund will be affected by changes in currency exchange rates or currency control regulations. The share price of the Fund will reflect the movements of the different securities in which it is invested, and the foreign currencies in which its investments are denominated. Currency exchange rates may fluctuate significantly over short periods of time, and the Fund’s investments may be negatively impacted by foreign currency exchange rate fluctuations. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in, or otherwise economically tied to, emerging countries. The securities markets of most emerging countries are relatively less liquid, developed and efficient, are subject to greater price volatility, have smaller market capitalizations, have more or less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

The Fund has chosen generally not to hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.”

In addition, the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, events or developments that interrupt the global supply chain, such as pandemic risks, the adoption or prolongation of protectionist trade policies or tariffs by one or more countries, changes in economic or monetary policy in the U.S. or abroad, inflation, the outbreak of war or hostilities (including international responses such as sanctions), or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future companies and adversely affect the revenues and profitability of companies whose businesses rely on goods imported from such impacted jurisdictions.

Furthermore, conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe, between Israel and Hamas in the Middle East, as well as the war in Iran and the recent operations of the United States in Venezuela could have severe adverse effects on the related regions, including significant adverse effects on the regional or global economies and the markets for certain securities. Those events might particularly affect companies in emerging countries.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | Risks of Investing in Europe [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Europe. The Fund invests in European securities. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Securities of issuers that are located in, or have significant operations in or exposure to, member states of the European Union (the “EU”) are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility, economic and financial difficulties, and other adverse trends in recent years. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, and adverse changes in the value and exchange rate of the euro and other currencies, may adversely affect the value of investments held by the Fund.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. In addition to the risks relating to foreign securities, securities of issuers located in, or otherwise economically tied to, emerging markets may entail risks relating to expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, lack of hedging instruments, and restrictions on repatriation of capital invested. Economic or political crises may detrimentally affect investments in emerging markets. Emerging market countries may experience substantial rates of inflation or deflation. The economies of developing countries tend to be dependent upon international trade. Emerging markets countries may have less established legal, accounting, and financial reporting systems than those in more developed markets, which may result in there being little financial information available about emerging market issuers. Additionally, governments in emerging markets countries may be less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it may be more difficult for shareholders to bring derivative litigation or for U.S. regulators to bring enforcement actions against issuers in emerging markets. Other risks include a high concentration of investors, financial intermediaries, and market capitalization and trading volume in a small number of issuers and industries; vulnerability to changes in commodity prices due to overdependence on exports, including gold and natural resources, overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable securities custodial services and settlement practices. For all of these reasons, investments in emerging markets may be considered speculative.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | Mid, Small and Micro Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid, Small and Micro Capitalization Companies Risk. The Fund invests in mid-, small- and micro-cap companies. Mid-, small- and micro-cap companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. As a result, the purchase or sale of more than a limited number of shares of a smaller capitalization company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller capitalization company stocks may not be well known to the investing public. These risks are more pronounced for micro-cap companies. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. While inflation and/or a more normalized interest rate environment relative to the past decade may create more opportunities for a value focused investment strategy, there can be no guarantee or certainty that any such opportunities will be captured or will be realized. Although inflation generally decelerated throughout 2025 due to central bank monetary tightening, including maintaining elevated interest rates, it remains above target levels set by central banks, including the Federal Reserve. Despite three interest rate cuts by the Federal Reserve in the latter part of the year, rates remain elevated relative to the interest rate environment prior to the inflationary spike in 2022 – 2023. The Federal Reserve has also indicated its intent to maintain higher interest rates in the near term. While our value-focused investment strategy benefits from more normalized interest rates, higher borrowing costs may strain our existing portfolio companies, potentially leading to nonperformance. Rising interest rates can dampen consumer spending and slow corporate profit growth, negatively impacting our portfolio companies, particularly those vulnerable to economic downturns or recessions. Additionally, adverse economic conditions may erode the value of our investments. It remains difficult to predict the full impact of recent and any future changes with respect to interest rates or inflation.

TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. To the extent that the Fund focuses its investments in the securities of issuers in one or more sectors, the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as adverse economic, business, political, environmental, or other developments.

TWEEDY, BROWNE VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell shares of the Fund, they may be worth less than what you paid for them; you may lose money by investing in the Fund.
TWEEDY, BROWNE VALUE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
TWEEDY, BROWNE VALUE FUND | Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

TWEEDY, BROWNE VALUE FUND | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. The Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer.

There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

TWEEDY, BROWNE VALUE FUND | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Management Risk. If the strategies used and investments selected by the Adviser’s Investment Committee fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

TWEEDY, BROWNE VALUE FUND | Risk of Loss [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Loss. You could lose money on your investment in the Fund, and the Fund could underperform other investments.
TWEEDY, BROWNE VALUE FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The Fund invests in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks, which are more pronounced in emerging markets, include, among others:

› changes in currency exchange rates, which can lower performance in U.S. dollar terms;

› exchange rate controls (which may include an inability to transfer currency from a given country);

› costs incurred in conversions between currencies;

› non-negotiable brokerage commissions;

› less publicly available information;

› not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing, corporate governance and financial reporting;

› greater market volatility;

› lower trading volume and/or liquidity;

› delayed settlements;

› difficulty in enforcing obligations and contractual and other rights in foreign countries;

› less securities regulation;

› different tax provisions (including withholding on interest and dividends paid to the Fund);

› less well-established contract law;

› unrecoverable withholding and transfer taxes;

› war;

› seizure; and

› political and social instability and diplomatic developments.

The value of the foreign securities held by the Fund will be affected by changes in currency exchange rates or currency control regulations. The share price of the Fund will reflect the movements of the different securities markets in which it is invested, and, to the degree not hedged, the foreign currencies in which its investments are denominated. Currency exchange rates may fluctuate significantly over short periods of time, and the Fund’s investments may be negatively impacted by foreign currency exchange rate fluctuations. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in, or otherwise economically tied to, emerging countries. The securities markets of most emerging countries are relatively less liquid, developed and efficient, are subject to greater price volatility, have smaller market capitalizations, have more or less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

In addition, the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, events or developments that interrupt the global supply chain, such as pandemic risks, the adoption or prolongation of protectionist trade policies or tariffs by one or more countries, changes in economic or monetary policy in the U.S. or abroad, inflation, the outbreak of war or hostilities (including international responses such as sanctions), or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future companies and adversely affect the revenues and profitability of companies whose businesses rely on goods imported from such impacted jurisdictions.

Furthermore, conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe, between Israel and Hamas in the Middle East, as well as the war in Iran and the recent operations of the United States in Venezuela could have severe adverse effects on the related regions, including significant adverse effects on the regional or global economies and the markets for certain securities. Those events might particularly affect companies in emerging countries.

TWEEDY, BROWNE VALUE FUND | Risks of Investing in Europe [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Europe. The Fund invests in European securities. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Securities of issuers that are located in, or have significant operations in or exposure to, member states of the European Union (the “EU”) are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility, economic and financial difficulties, and other adverse trends in recent years. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, and adverse changes in the value and exchange rate of the euro and other currencies, may adversely affect the value of investments held by the Fund.

TWEEDY, BROWNE VALUE FUND | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. In addition to the risks relating to foreign securities, securities of issuers located in, or otherwise economically tied to, emerging markets may entail risks relating to expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, lack of hedging instruments, and restrictions on repatriation of capital invested. Economic or political crises may detrimentally affect investments in emerging markets. Emerging market countries may experience substantial rates of inflation or deflation. The economies of developing countries tend to be dependent upon international trade. Emerging markets countries may have less established legal, accounting, and financial reporting systems than those in more developed markets, which may result in there being little financial information available about emerging market issuers. Additionally, governments in emerging markets countries may be less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it may be more difficult for shareholders to bring derivative litigation or for U.S. regulators to bring enforcement actions against issuers in emerging markets. Other risks include a high concentration of investors, financial intermediaries, and market capitalization and trading volume in a small number of issuers and industries; vulnerability to changes in commodity prices due to overdependence on exports, including gold and natural resources, overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable securities custodial services and settlement practices. For all of these reasons, investments in emerging markets may be considered speculative.

TWEEDY, BROWNE VALUE FUND | Mid, Small and Micro Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid, Small and Micro Capitalization Companies Risk. The Fund invests in mid-, small- and micro-cap companies. Mid-, small- and micro-cap companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. As a result, the purchase or sale of more than a limited number of shares of a smaller capitalization company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller capitalization company stocks may not be well known to the investing public. These risks are more pronounced for micro-cap companies. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

TWEEDY, BROWNE VALUE FUND | Currency Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Hedging Risk. The Fund’s practice of hedging perceived exposure to foreign currencies where practicable, based on the Adviser’s judgment of such exposure, tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the Fund’s and the portfolio’s investments are denominated. Conversely, this practice tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the Fund’s and the portfolio’s investments are denominated. Because the Fund’s currency hedging techniques involve the use of derivative instruments such as forward currency contracts, the Fund is also subject to the risk of possible default by the other party to those instruments. The use of currency hedging techniques may impose costs on the Fund. The Adviser may be incorrect in its assessment of the Fund’s exposure to one or more foreign currencies. As a result of practical considerations, fluctuations in a security’s prices, and fluctuations in currencies, the Fund’s hedges are generally expected to approximate, but will generally not equal, the Fund’s perceived foreign currency exposure. The Fund generally intends to execute currency hedging transactions with one counterparty or a limited number of counterparties. As a result, the Fund anticipates that one counterparty or a limited number of counterparties will generally be the only or most significant counterparties with which it will enter into currency hedging transactions. The anticipated concentration of the Fund’s currency hedging transactions with one counterparty or a limited number of counterparties increases counterparty concentration risk with respect to these transactions, and any default by such counterparties or negative development with such counterparties would have a disproportionally negative impact on the Fund.

TWEEDY, BROWNE VALUE FUND | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. While inflation and/or a more normalized interest rate environment relative to the past decade may create more opportunities for a value focused investment strategy, there can be no guarantee or certainty that any such opportunities will be captured or will be realized. Although inflation generally decelerated throughout 2025 due to central bank monetary tightening, including maintaining elevated interest rates, it remains above target levels set by central banks, including the Federal Reserve. Despite three interest rate cuts by the Federal Reserve in the latter part of the year, rates remain elevated relative to the interest rate environment prior to the inflationary spike in 2022 – 2023. The Federal Reserve has also indicated its intent to maintain higher interest rates in the near term. While our value-focused investment strategy benefits from more normalized interest rates, higher borrowing costs may strain our existing portfolio companies, potentially leading to nonperformance. Rising interest rates can dampen consumer spending and slow corporate profit growth, negatively impacting our portfolio companies, particularly those vulnerable to economic downturns or recessions. Additionally, adverse economic conditions may erode the value of our investments. It remains difficult to predict the full impact of recent and any future changes with respect to interest rates or inflation.

TWEEDY, BROWNE VALUE FUND | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. To the extent that the Fund focuses its investments in the securities of issuers in one or more sectors, the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as adverse economic, business, political, environmental, or other developments.

TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell shares of the Fund, they may be worth less than what you paid for them; you may lose money by investing in the Fund.
TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND | Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. The Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer.

There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND | Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Management Risk. If the strategies used and investments selected by the Adviser’s Investment Committee fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND | Risk of Loss [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Loss. You could lose money on your investment in the Fund, and the Fund could underperform other investments.
TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND | Dividend Risk and Shareholder Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Dividend Risk and Shareholder Yield Risk. In selecting securities in which the Fund will invest, the Adviser will consider the issuer’s history of paying regular periodic dividends to its shareholders. Such dividends are not fixed but are paid periodically at the discretion of the issuer’s board of directors. Companies that have historically paid dividends are not required to continue to pay dividends, and could reduce or eliminate the payment of dividends in the future. Similarly, companies that have historically bought back shares or paid down debt may not continue to do so, or may do so to a lesser extent, resulting in a lower shareholder yield.

TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The Fund invests in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks, which are more pronounced in emerging markets, include, among others:

› changes in currency exchange rates, which can lower performance in U.S. dollar terms;

› exchange rate controls (which may include an inability to transfer currency from a given country);

› costs incurred in conversions between currencies;

› non-negotiable brokerage commissions;

› less publicly available information;

› not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing, corporate governance and financial reporting;

› greater market volatility;

› lower trading volume and/or liquidity;

› delayed settlements;

› difficulty in enforcing obligations and contractual and other rights in foreign countries;

› less securities regulation;

› different tax provisions (including withholding on interest and dividends paid to the Fund);

› less well-established contract law;

› unrecoverable withholding and transfer taxes;

› war;

› seizure; and

› political and social instability and diplomatic developments.

The value of the foreign securities held by the Fund will be affected by changes in currency exchange rates or currency control regulations. The share price of the Fund will reflect the movements of the different securities in which it is invested, and the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment. Currency exchange rates may fluctuate significantly over short periods of time, and the Fund’s investments may be negatively impacted by foreign currency exchange rate fluctuations. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located, or otherwise economically tied to, emerging countries. The securities markets of most emerging countries are relatively less liquid, developed and efficient, are subject to greater price volatility, have smaller market capitalizations, have more or less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. The Fund has chosen generally not to hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.”

In addition, the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, events or developments that interrupt the global supply chain, such as pandemic risks, the adoption or prolongation of protectionist trade policies or tariffs by one or more countries, changes in economic or monetary policy in the U.S. or abroad, inflation, the outbreak of war or hostilities (including international responses such as sanctions), or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future companies and adversely affect the revenues and profitability of companies whose businesses rely on goods imported from such impacted jurisdictions.

Furthermore, conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe, between Israel and Hamas in the Middle East, as well as the war in Iran and the recent operations of the United States in Venezuela could have severe adverse effects on the related regions, including significant adverse effects on the regional or global economies and the markets for certain securities. Those events might particularly affect companies in emerging countries.

TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND | Risks of Investing in Europe [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Europe. The Fund invests in European securities. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Securities of issuers that are located in, or have significant operations in or exposure to, member states of the European Union (the “EU”) are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility, economic and financial difficulties, and other adverse trends in recent years. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, and adverse changes in the value and exchange rate of the euro and other currencies, may adversely affect the value of investments held by the Fund.

TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND | Mid, Small and Micro Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid, Small and Micro Capitalization Companies Risk. The Fund may invest in mid-, small- and micro-cap companies. Mid-, small- and micro-cap companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. As a result, the purchase or sale of more than a limited number of shares of a smaller capitalization company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller capitalization company stocks may not be well known to the investing public. These risks are more pronounced for micro-cap companies. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. While inflation and/or a more normalized interest rate environment relative to the past decade may create more opportunities for a value focused investment strategy, there can be no guarantee or certainty that any such opportunities will be captured or will be realized. Although inflation generally decelerated throughout 2025 due to central bank monetary tightening, including maintaining elevated interest rates, it remains above target levels set by central banks, including the Federal Reserve. Despite three interest rate cuts by the Federal Reserve in the latter part of the year, rates remain elevated relative to the interest rate environment prior to the inflationary spike in 2022 – 2023. The Federal Reserve has also indicated its intent to maintain higher interest rates in the near term. While our value-focused investment strategy benefits from more normalized interest rates, higher borrowing costs may strain our existing portfolio companies, potentially leading to nonperformance. Rising interest rates can dampen consumer spending and slow corporate profit growth, negatively impacting our portfolio companies, particularly those vulnerable to economic downturns or recessions. Additionally, adverse economic conditions may erode the value of our investments. It remains difficult to predict the full impact of recent and any future changes with respect to interest rates or inflation.

TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. To the extent that the Fund focuses its investments in the securities of issuers in one or more sectors, the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as adverse economic, business, political, environmental, or other developments.